SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2022
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

5.    SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

The following items are included in selling, general and administrative expenses:

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

Variable lease payments, low-value and short-term lease payment	2,683	2,393	2,205
Auditor’s remuneration:
- Audit services	73	59	66
- Others	8	8	3